Remuneration and other benefits paid to the Bank's directors and senior managers - Senior Managers Remuneration - Multiannual (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 employee
Remuneration of key personnel
Number of persons | employee	202,251	188,492	193,863
Senior management
Remuneration of key personnel
Number of persons | employee	19	18
Retired senior managers
Remuneration of key personnel
Salaries and other remuneration related to retirement	€ 5,237
Deferred variable compensation plan linked to multiannual objectives | Senior management
Remuneration of key personnel
Number of persons | employee	19	18
Variable compensation subject to Long-term objectives, in cash	€ 4,255	€ 3,933
Variable compensation subject to Long-term objectives, in shares	4,255	3,933
Total	8,510	€ 7,866
Deferred variable compensation plan linked to multiannual objectives | Retired senior managers
Remuneration of key personnel
Salaries and other remuneration related to retirement	€ 999